Condensed Consolidated Interim Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands	Share Capital	Share-based payments reserve	Retained Earnings	Equity attributable to Nevsun shareholders	Non-controlling Interests	Total
Beginning Balance at Dec. 31, 2016	$ 700,133	$ 12,775	$ 183,465	$ 896,373	$ 166,086	$ 1,062,459
Balance (Shares) at Dec. 31, 2016	301,322,891
Statement Line Items [Line Items]
Exercise of options	$ 245			245		245
Exercise of options (shares)	81,333
Transfer to share capital on exercise of stock options	$ 107	(107)
Stock options reclassified to cash-settled units		(1,718)	1,718
Share-based payments		1,644		1,644		1,644
Shares issued as part of dividend reinvestment program ("DRIP")	$ 2,070			2,070		2,070
Shares issued as part of dividend reinvestment program ("DRIP") (shares)	682,952
Net income (loss)			(81,001)	(81,001)	(20,717)	(101,718)
Dividends declared			(9,060)	(9,060)		(9,060)
Distribution to non-controlling interest					(8,000)	(8,000)
Spending on Lower Zone commitment					5,200	5,200
Balance at Sep. 30, 2017	$ 702,555	12,594	95,122	810,271	142,569	952,840
Balance (Shares) at Sep. 30, 2017	302,087,176
Beginning Balance at Dec. 31, 2017	$ 702,278	12,103	109,707	824,088	141,637	953,141
Balance (Shares) at Dec. 31, 2017	301,974,202
Statement Line Items [Line Items]
Exercise of options	$ 815			815		815
Exercise of options (shares)	271,002
Transfer to share capital on exercise of stock options	$ 241	(241)
Share-based payments		1,013		1,013		1,013
Shares issued as part of dividend reinvestment program ("DRIP")	$ 298			298		298
Shares issued as part of dividend reinvestment program ("DRIP") (shares)	109,190
Net income (loss)			(32,539)	(32,539)	3,922	(28,617)
Distribution to non-controlling interest					(14,000)	(14,000)
Spending on Lower Zone commitment					473	473
Balance at Sep. 30, 2018	$ 704,176	$ 11,204	$ 58,001	$ 773,381	$ 139,742	$ 913,123
Balance (Shares) at Sep. 30, 2018	302,592,672